Vessels - Vessel deliveries (Details)	1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker	Sep. 30, 2019 USD ($) tanker	Dec. 31, 2019 USD ($) equipment tanker	Dec. 31, 2018 USD ($)	Jun. 30, 2019 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Increase through transfers from construction in progress, property, plant and equipment					$ 81,000,000
Vessel additions				$ 0
Percentage of equipment cost estimated to require replacement value of vessel				0.00%
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of equipment | equipment	55			28
Payments to acquire property, plant, and equipment	$ 36,200,000
Ships to be installed with scrubbers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker		77
Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments to acquire property, plant, and equipment		$ 116,100,000	$ 30,300,000	$ 146,600,000
Option exercised [Member] | Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker			7	32		14